Document and Entity Information	Feb. 27, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001781174
Document Type	8-K
Document Period End Date	Feb. 27, 2026
Entity Registrant Name	Acrivon Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41551
Entity Tax Identification Number	82-5125532
Entity Address, Address Line One	480 Arsenal Way
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	(617)
Local Phone Number	207-8979
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ACRV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false